Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2025
Financial Instruments [Abstract]
Schedule of Maturity of Financial Assets

The following table provides breakdown by maturity of financial assets as at September 30, 2025:

	Carrying amount	Contractual cash flows
		Remaining 2025	2026	2027	2028	2029	Thereafter
Cash and cash equivalents	$482,605	$482,605	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	47,422	47,422	—	—	—	—	—
Deferred receivables	22,276	2,228	15,968	949	828	768	1,535
Other financial assets	1,593	442	—	—	—	—	1,151
	$553,896	$532,697	$15,968	$949	$828	$768	$2,686

Schedule of Contractual Maturities of Financial Liabilities

The contractual maturities of financial liabilities as at September 30, 2025 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	Remaining 2025	2026	2027	2028	2029	Thereafter
Trade and other payables	$111,577	$111,577	$111,577	$—	$—	$—	$—	$—
Customer and other deposits	1,380	1,380	610	475	—	—	—	295
Satellite performance incentive payments	12,776	15,214	863	3,485	2,663	2,545	2,545	3,113
Derivative liabilities	726,941	726,941	—	—	—	—	—	726,941
Other financial liabilities	2,414	2,414	2,414	—	—	—	—	—
Indebtedness(1)	3,444,032	7,173,074	78,078	2,567,396	636,647	223,349	489,789	3,177,815
	$4,299,120	$8,030,600	$193,542	$2,571,356	$639,310	$225,894	$492,334	$3,908,164

(1)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.

Schedule of Interest Payable and Interest Payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$38	$2,476
Indebtedness	$35,860	$1,258,233

Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:

As at September 30, 2025	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$482,605	$—	$482,605	Level 1
Trade and other receivables	53,187	—	53,187	(1)
Other current financial assets	442	—	442	Level 1
Other long-term financial assets	17,662	—	17,662	Level 1
Trade and other payables	(111,577)	—	(111,577)	(1)
Other current financial liabilities	(41,537)	—	(41,571)	Level 2
Other long-term financial liabilities	(10,894)	(726,941)	(737,642)	Level 2, Level 3
Indebtedness(2)	(3,408,172)	—	(2,628,199)	Level 2
	$(3,018,284)	$(726,941)	$(2,965,093)
As at December 31, 2024	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$552,064	$—	$552,064	Level 1
Trade and other receivables	158,930	—	158,930	(1)
Other current financial assets	565	—	565	Level 1
Other long-term financial assets	9,767	—	9,767	Level 1
Trade and other payables	(158,276)	—	(158,276)	(1)
Other current financial liabilities	(26,483)	—	(26,272)	Level 2
Other long-term financial liabilities	(13,421)	(617,135)	(630,962)	Level 2, Level 3
Indebtedness(2)	(3,098,058)	—	(1,688,023)	Level 2
	$(2,574,912)	$(617,135)	$(1,782,207)

(1)      Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.

(2)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on prepayment (December 31, 2024 — excludes deferred financing costs, prepayment options and loss on prepayment).

Schedule of Calculation of Fair Value of the Indebtedness	The rates used, which are a percentage of face value of the indebtedness, were as follows:
	September 30, 2025	December 31, 2024
Term Loan B – U.S. Facility – Senior Secured Credit Facilities	79.50%	55.88%
2027 Senior Unsecured Notes	49.64%	40.66%
2027 Senior Secured Notes	77.13%	56.10%
2026 Senior Secured Notes	80.44%	56.72%
Telesat Lightspeed Financing	81.77%	—%

Schedule of Telesat Financing Warrants

For the nine-months ended September 30, 2025, the value of the Telesat Financing Warrants was as follows:

	Government of Canada	Government of Quebec	Total
As at December 31, 2024	$519,948	$97,187	$617,135
Change in fair value	92,492	17,288	109,780
Impact of foreign exchange	21	4	25
As at September 30, 2025	$612,461	114,479	726,940